Fair Value Measurements - Fair Value Hierarchy (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial assets:
Current derivative assets	$ 920	$ 4,621
Non-current derivative assets	648	11,667
Financial liabilities:
Current derivative liabilities	910	1,740
Non-current derivative liabilities	5,133	345
Carrying Amount [Member]
Financial assets:
Cash and cash equivalents	43,525	41,712
Financial liabilities:
Long-term debt, current and non-current	1,002,813	1,087,347
Fair Value [Member]
Financial assets:
Cash and cash equivalents	43,525	41,712
Financial liabilities:
Long-term debt, current and non-current	1,002,813	1,087,347
Foreign Exchange Forward Contracts [Member] | Carrying Amount [Member]
Financial assets:
Current derivative assets	246
Financial liabilities:
Current derivative liabilities		1,740
Foreign Exchange Forward Contracts [Member] | Fair Value [Member]
Financial assets:
Current derivative assets	246
Financial liabilities:
Current derivative liabilities		1,740
Interest Rate Swap Contracts [Member] | Carrying Amount [Member]
Financial assets:
Current derivative assets	674	4,621
Non-current derivative assets	648	11,667
Financial liabilities:
Current derivative liabilities	910
Non-current derivative liabilities	5,133	345
Interest Rate Swap Contracts [Member] | Fair Value [Member]
Financial assets:
Current derivative assets	674	4,621
Non-current derivative assets	648	11,667
Financial liabilities:
Current derivative liabilities	910
Non-current derivative liabilities	5,133	345
Quoted Price in Active Markets for Identical Assets (Level 1) [Member] | Fair Value [Member]
Financial assets:
Cash and cash equivalents	43,525	41,712
Significant Other Observable Inputs (Level 2) [Member] | Fair Value [Member]
Financial liabilities:
Long-term debt, current and non-current	1,002,813	1,087,347
Significant Other Observable Inputs (Level 2) [Member] | Foreign Exchange Forward Contracts [Member] | Fair Value [Member]
Financial assets:
Current derivative assets	246
Financial liabilities:
Current derivative liabilities		1,740
Significant Other Observable Inputs (Level 2) [Member] | Interest Rate Swap Contracts [Member] | Fair Value [Member]
Financial assets:
Current derivative assets	674	4,621
Non-current derivative assets	648	11,667
Financial liabilities:
Current derivative liabilities	910
Non-current derivative liabilities	$ 5,133	$ 345